UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811- 2410

Dreyfus Liquid Assets, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31

Date of reporting period:	06 /30 /2008

FORM N-CSR

Item 1. Reports to Stockholders.

Dreyfus
Liquid Assets, Inc.

SEMIANNUAL REPORT June 30, 2008

BNY MELLON
ASSET MANAGEMENT

Dreyfus

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Available only to Dreyfus Liquid Assets, Inc., Class 1 shareholders

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	A Letter from the CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
11	Statement of Assets and Liabilities
12	Statement of Operations
13	Statement of Changes in Net Assets
14	Financial Highlights
16	Notes to Financial Statements
FOR MORE INFORMATION

Back Cover

Dreyfus
Liquid Assets, Inc.

The	Fund

A LETTER FROM THE CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Liquid Assets, Inc., covering the six-month period from January 1, 2008, through June 30, 2008.

Although the U.S. economy has teetered on the brink of recession and the financial markets have encountered heightened volatility in an ongoing credit crisis, the Federal Reserve Board’s accommodative monetary policy and innovative measures to inject liquidity into the banking system have helped to mitigate some of the market instability directly caused by the ongoing credit situation. But a degree of economic uncertainty still remains throughout other long-term asset classes, and the result has been record asset flows into the money markets from investors seeking a relatively safe haven.

While the FOMC continued to reduce the overnight rate through to its meeting on April 30, it maintained the current level of 2% at its latest meeting on June 25. Statements from that meeting suggested that it intends on remaining in a holding pattern in an attempt to help alleviate inflationary pressure. So now, money market asset managers continue to monitor future economic data and the federal futures markets for indications of what to expect with regards to current yields and interest rates. In times like these, your financial advisor can help you assess current risks and your need for liquidity, and take advantage of potential long-term opportunities in other asset classes, given your individual needs and financial goals.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Manager.

Thank you for your continued confidence and support.

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2008, through June 30, 2008, as provided by Patricia A. Larkin, Senior Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended June 30, 2008, Dreyfus Liquid Assets’ Class 1 shares produced an annualized yield of 3.16%,and its Class 2 shares produced an annualized yield of 3.29% .Taking into account the effects of compounding, the fund’s Class 1 and Class 2 shares provided annualized effective yields of 3.20% and 3.34%, respectively, for the same period.1,2

Money market yields declined over much of the reporting period as the Federal Reserve Board (the “Fed”) continued to reduce short-term interest rates in an attempt to stimulate U.S. economic growth.

The Fund’s Investment Approach

The fund seeks as high a level of current income as is consistent with the preservation of capital. To pursue this goal, the fund invests in a diversified portfolio of high-quality, short-term debt securities, including securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, certificates of deposit, time deposits, bankers’ acceptances, and other short-term securities issued by U.S. banks and foreign branches of U.S. banks, repurchase agreements, including tri-party repurchase agreements, asset-backed securities, commercial paper and other short-term corporate obligations of U.S. issuers.

Normally, the fund invests at least 25% of its net assets in bank obligations.

The Fed Addressed an Economic Slump and Credit Crisis

Turmoil in the sub-prime mortgage market, slumping U.S. housing markets and resurgent energy prices already had led to economic concerns by the start of 2008, causing investors to reassess their attitudes toward risk and sparking sharp declines among stocks and higher-yielding bonds.The resulting tightness in credit markets and heavy sub-prime related losses among global financial institutions prompted the Fed to

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

reduce short-term interest rates.As a result,2008 began with an overnight federal funds rate of 4.25%, down from 5.25% a few months earlier.

The economy continued to show signs of strain in January, including the first monthly job losses in more than four years. Congress passed legislation to stimulate the economy, and the Fed reduced the federal funds rate by 125 basis points to 3.00% in two separate moves during the latter part of the month. However, more job losses were reported in February, and pressures on U.S. financial institutions remained intense from deleverag-ing among institutional investors and falling real estate values.

In March, non-farm payrolls shrank by another 80,000 jobs, driving the total number of lost jobs during the first quarter of 2008 to 232,000, and the unemployment rate climbed to 5.10% from 4.80% in February. The Fed continued to take aggressive policy action during the month, reducing the federal funds rate to 2.25% . In addition, the Fed announced an expansion of its Term Securities Lending Facility, making $200 billion of Treasury securities available to Wall Street firms in an unprecedented program that allowed borrowers to use certain mortgage-backed securities as collateral.The first quarter ended with a GDP growth rate of 1.00% .

More job losses followed in April, and the Fed continued to reduce the federal funds rate, driving the overnight rate down a quarter-point to 2.00% . However, inflation accelerated along with crude oil and food prices, and businesses attempted to pass along higher input costs to their customers. As inflationary pressures intensified, some analysts began to forecast that the Fed’s next move would be toward higher short-term interest rates.

Economic data in May was mixed. On one hand, the U.S. economy lost an additional 49,000 jobs, the unemployment rate jumped to 5.50% and the average cost of gasoline in the United States surpassed $4.00 per gallon. On the other hand, retail sales improved by an unexpected 1.00% during the month, suggesting that tax rebate checks might be having the desired effect of boosting consumer spending.

June proved to be a difficult month for the U.S. economy and financial markets. Reports of 62,000 additional job losses, further declines in home prices and revelations of new sub-prime related write-downs among major banks sparked renewed volatility in the stock and bond markets and largely dashed expectations of a rate hike over the foreseeable future. For its part, the Fed left the federal funds rate unchanged at 2.00% in late June, citing uncertainty about the inflation outlook.

Longer Maturities Captured Higher Yields

As the credit crisis unfolded and the Fed cut short-term interest rates, yield differences widened along the market’s maturity range, creating more attractive opportunities among longer-dated money market instruments. Moreover, demand for money market instruments surged from investors engaged in a “flight to quality.” In this environment, we maintained the fund’s weighted average maturity in a position we considered longer than industry averages.

At this uncertain juncture, the Fed and market participants will be closely watching economic data for signs of renewed strength and a moderation of inflation. The fund continues to monitor developments and stands ready to make adjustments in its portfolio, as it deems appropriate.

July 15, 2008

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
[1]	Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.Yields provided for the fund’s Class 1 shares reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect until December 31, 2008, at which time it may be extended, modified or terminated.
[2]	Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.Yields provided for the fund’s Class 2 shares reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in which shareholders will be given at least 90 days’ notice prior to the time such absorption may be terminated. Class 2 shares of the fund are available only to certain eligible financial institutions. Had these expenses not been absorbed, the fund’s Class 2 shares annualized yield would have been 3.28%, and the annualized effective yield would have been 3.33%.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Liquid Assets, Inc. from January 1, 2008 to June 30, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2008
	Class 1 Shares	Class 2 Shares

Expenses paid per $1,000 †	$ 3.31	$ 2.66
Ending value (after expenses)	$1,015.80	$1,016.40

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2008
	Class 1 Shares	Class 2 Shares

Expenses paid per $1,000 †	$ 3.32	$ 2.66
Ending value (after expenses)	$1,021.58	$1,022.23

† Expenses are equal to the fund’s annualized expense ratio of .66% for Class 1 shares, and .53% for Class 2 shares; multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
June 30, 2008 (Unaudited)

	Principal
Negotiable Bank Certificates of Deposit—23.1%	Amount ($)	Value ($)

American Express Centurion Bank
3.02%, 10/22/08	105,000,000	105,000,000
Branch Banking & Trust Co.
2.88%, 11/5/08	100,000,000	100,000,000
Comerica Inc.
3.62%—3.80%, 7/16/08—10/22/08	225,000,000	225,000,000
Fifth Third Bank
2.80%, 11/17/08	160,000,000	160,000,000
Harris N.A.
2.91%—3.00%, 7/31/08—8/6/08	275,000,000	275,002,177
Regions Bank
4.40%, 7/3/08	50,000,000	50,000,000
State Street Bank and Trust Co., Boston, MA
3.00%, 10/20/08	200,000,000	200,000,000
Wachovia Bank, N.A.
3.71%, 7/18/08	100,000,000	100,000,000
Wilmington Trust Co., DE
4.55%, 7/7/08	100,000,000	100,000,814
Total Negotiable Bank Certificates of Deposit
(cost $1,315,002,991)		1,315,002,991

Commercial Paper—60.5%

Allied Irish Banks N.A. Inc.
2.74%—3.08%, 7/30/08—11/14/08	225,000,000	223,826,490
Alpine Securitization Corp.
4.51%, 7/2/08	29,687,000 [a]	29,683,363
Atlantis One Funding Corp.
2.87%—4.52%, 7/3/08—9/29/08	225,000,000 [a]	223,593,028
Barclays U.S. Funding Corp.
3.74%, 7/14/08	30,000,000	29,960,242
CAFCO LLC
2.71%, 9/10/08	200,000,000 [a]	198,938,944
Calyon North America Inc.
2.70%—2.99%, 8/25/08—9/11/08	150,000,000	149,283,819
Canadian Imperial Holdings
2.78%—2.80%, 10/9/08—10/15/08	250,000,000	248,018,892
Cancara Asset Securitisation Ltd.
2.74%—4.00%, 7/11/08—8/20/08	284,000,000 [a]	283,280,523

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Commercial Paper (continued)	Amount ($)	Value ($)

CIESCO LLC
2.94%, 8/13/08	75,000,000 [a]	74,740,208
Citigroup Funding Inc.
3.04%—3.72%, 7/8/08—7/22/08	225,000,000	224,714,045
Commerzbank U.S. Finance Inc.
2.88%, 11/6/08	80,000,000	79,192,178
FCAR Owner Trust, Ser. I
3.07%—4.54%, 7/3/08—9/23/08	250,000,000	249,536,833
Gemini Securitization Corp., LLC
2.91%—2.92%, 7/2/08—7/7/08	150,000,000 [a]	149,967,778
General Electric Capital Corp.
3.66%, 7/14/08	170,000,000	169,779,614
Gotham Funding Corp.
2.90%—3.10%, 8/26/08—9/15/08	138,889,000 [a]	138,081,243
Greenwich Capital Holdings Inc.
2.71%, 10/7/08	25,000,000	24,818,292
Lehman Brothers Holdings Inc.
3.82%, 7/11/08	25,000,000	24,973,958
Morgan Stanley
3.87%, 7/14/08	25,000,000	24,965,694
Regency Markets No. 1 LLC
2.74%, 9/10/08	50,000,000 [a]	49,731,778
Sanpaolo IMI U.S. Financial Co.
2.84%, 12/1/08	75,000,000	74,107,500
Santander Central Hispano Finance (Delaware) Inc.
2.68%, 9/15/08	150,000,000	149,164,000
Scaldis Capital Ltd.
2.83%—3.05%, 7/3/08—10/21/08	275,000,000 [a]	274,539,917
Societe Generale N.A. Inc.
4.52%, 7/7/08	50,000,000	49,963,167
Three Pillars Funding LLC
2.75%, 7/1/08	30,000,000 [a]	30,000,000
Unicredit Delaware Inc.
3.03%—3.76%, 7/14/08—7/18/08	277,000,000	276,535,223
Total Commercial Paper
(cost $3,451,396,729)		3,451,396,729

	Principal
Corporate Notes—6.4%	Amount ($)	Value ($)

Lehman Brothers Holdings Inc.
2.97%, 9/30/08	100,000,000 [b]	100,000,000
Morgan Stanley
2.61%, 7/4/08	150,000,000 [b]	150,000,000
Wachovia Bank, N.A.
2.84%, 9/24/08	113,000,000 [b]	112,669,438
Total Corporate Notes
(cost $362,669,438)		362,669,438

Promissory Notes—4.5%

Goldman Sachs Group Inc.
2.64%—3.00%, 7/1/08—9/12/08
(cost $255,000,000)	255,000,000 [c]	255,000,000

Short-Term Bank Note—.4%

Fifth Third Bank
3.05%, 8/15/08
(cost $25,007,503)	25,000,000	25,007,503

Time Deposit—.1%

Key Bank U.S.A., N.A. (Grand Cayman)
2.12%, 7/1/08
(cost $7,000,000)	7,000,000	7,000,000

Repurchase Agreements—4.0%

BNP Paribas
2.60%, dated 6/30/08, due 7/1/08 in the
amount of $100,007,222 (fully collateralized by
$107,106,373 Corporate Bonds, 5.10%-7.75%,
due 11/15/13-5/15/32, value $103,000,000)	100,000,000	100,000,000
HSBC USA Inc.
2.60%, dated 6/30/08, due 7/1/08 in the
amount of $50,003,611 (fully collateralized by
$44,820,000 Corporate Bonds, 7.875%,
due 10/1/29, value $52,500,751)	50,000,000	50,000,000

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Repurchase Agreements (continued)	Amount ($)	Value ($)

UBS Securities LLC
2.63%, dated 6/30/08, due 7/1/08 in the amount of
$80,005,844 (fully collateralized by $83,827,000
Corporate Bonds, 3.163%-7.875%,
due 2/17/09-12/31/49, value $82,528,986)	80,000,000	80,000,000
Total Repurchase Agreements
(cost $230,000,000)		230,000,000

Total Investments (cost $5,646,076,661)	99.0%	5,646,076,661
Cash and Receivables (Net)	1.0%	58,702,926
Net Assets	100.0%	5,704,779,587

[a] Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, these securities amounted to $1,452,556,782 or 25.5% of net assets.
[b] Variable rate security—interest rate subject to periodic change.
[c] These notes were acquired for investment, and not with the intent to distribute or sell. Securities restricted as to public
resale.These securities were acquired from 5/15/06 to 6/17/08 at a cost of $255,000,000. At June 30, 2008, the aggregate value of these securities was $255,000,000 representing 4.5% of net assets and are valued at cost.

Portfolio Summary (Unaudited) †

	Value (%)		Value (%)

Banking	61.7	Repurchase Agreements	4.0
Asset-Backed/Multi-Seller Programs	16.2	Finance	3.0
Brokerage Firms	9.7
Asset-Backed/Single Seller	4.4		99.0

† Based on net assets.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2008 (Unaudited)

	Cost	Value

Assets ($):
Investments in securities—See Statement of
Investments—Note 1(b)	5,646,076,661	5,646,076,661
Cash		44,933,171
Interest receivable		16,844,616
Prepaid expenses		295,229
		5,708,149,677

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		2,538,437
Payable for shares of Common Stock redeemed		533,300
Accrued expenses		298,353
		3,370,090

Net Assets ($)		5,704,779,587

Composition of Net Assets ($):
Paid-in capital		5,704,760,983
Accumulated net realized gain (loss) on investments		18,604

Net Assets ($)		5,704,779,587

Net Asset Value Per Share
	Class 1 Shares	Class 2 Shares

Net Assets ($)	1,788,843,430	3,915,936,157
Shares Outstanding	1,789,104,438	3,916,509,771

Net Asset Value Per Share ($)	1.00	1.00

See notes to financial statements.

The Fund 11

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2008 (Unaudited)

Investment Income ($):
Interest Income	112,260,547
Expenses:
Management fee—Note 2(a)	13,660,455
Shareholder servicing costs—Note 2(b)	2,567,047
Prospectus and shareholders’ reports	212,497
Registration fees	160,305
Custodian fees—Note 2(b)	78,199
Professional fees	44,938
Directors’ fees and expenses—Note 2(c)	12,951
Miscellaneous	40,162
Total Expenses	16,776,554
Less—waiver of fees due to undertaking—Note 2(a)	(5,642)
Less—reduction in fees due to
earnings credits—Note 1(b)	(60,898)
Net Expenses	16,710,014
Investment Income—Net	95,550,533

Net Realized Gain (Loss) on Investments—Note 1(b) ($)	65,096
Net Increase in Net Assets Resulting from Operations	95,615,629

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2008	Year Ended
	(Unaudited)	December 31, 2007

Operations ($):
Investment income—net	95,550,533	254,571,390
Net realized gain on investments	65,096	20,222
Net Increase (Decrease) in Net Assets
Resulting from Operations	95,615,629	254,591,612

Dividends to Shareholders from ($):
Investment income—net:
Class 1 Shares	(28,608,768)	(83,804,494)
Class 2 Shares	(66,941,765)	(170,766,896)
Total Dividends	(95,550,533)	(254,571,390)

Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold:
Class 1 Shares	517,428,959	1,061,243,413
Class 2 Shares	2,546,355,633	4,313,752,707
Dividends reinvested:
Class 1 Shares	27,637,466	81,447,344
Class 2 Shares	3,116,186	7,039,371
Cost of shares redeemed:
Class 1 Shares	(555,502,700)	(1,160,478,846)
Class 2 Shares	(2,663,455,462)	(3,769,203,136)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(124,419,918)	533,800,853
Total Increase (Decrease) in Net Assets	(124,354,822)	533,821,075

Net Assets ($):
Beginning of Period	5,829,134,409	5,295,313,334
End of Period	5,704,779,587	5,829,134,409

See notes to financial statements.

The Fund 13

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
June 30, 2008			Year Ended December 31,

Class 1 Shares	(Unaudited)	2007	2006	2005	2004	2003

Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.018	.047	.044	.026	.007	.006
Distributions:
Dividends from
investment income—net (.018)		(.047)	(.044)	(.026)	(.007)	(.006)
Net asset value,
end of period	1.00	1.00	1.00	1.00	1.00	1.00

Total Return (%)	3.19[a]	4.76	4.45	2.62	.72	.60

Ratios/Supplemental
Data (%):
Ratio of total expenses
to average net assets	.66[a]	.67	.69	.71	.70	.68
Ratio of net expenses
to average net assets	.66[a,b]	.67[b]	.69[b]	.70	.70	.68
Ratio of net investment
income to average
net assets	3.18[a]	4.66	4.37	2.32	.71	.60

Net Assets,
end of period
($ x 1,000)	1,788,843	1,798,630	1,816,411	1,794,075	4,823,521	5,047,571

[a]	Annualized.
[b]	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

	Six Months Ended
	June 30, 2008	Year Ended December 31,

Class 2 Shares	(Unaudited)	2007	2006	2005 [a]

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.014	.048	.045	.022
Distributions:
Dividends from investment income—net	(.014)	(.048)	(.045)	(.022)
Net asset value, end of period	1.00	1.00	1.00	1.00

Total Return (%)	3.31[b]	4.87	4.61	3.07[b]

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.54[b]	.56	.55	.57[b]
Ratio of net expenses
to average net assets	.53[b]	.55	.55[c]	.55[b]
Ratio of net investment income
to average net assets	3.31[b]	4.77	4.54	3.05[b]

Net Assets, end of period ($ x 1,000)	3,915,936	4,030,504	3,478,902	2,726,352

[a]	From April 18, 2005 (commencement of initial offering) to December 31, 2005.
[b]	Annualized.
[c]	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

The Fund 15

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Liquid Assets, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company.The fund’s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue 30 billion shares of $.001 par value of Common Stock.The fund currently offers two classes of shares: Class 1 (23.5 billion shares authorized, and Class 2 (6.5 billion shares authorized). Class 1 and Class 2 shares are identical except for the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Class 2 shares are offered only to certain eligible financial institutions. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value of per share $1.00.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the fund’s Board of Directors to represent the fair value of the fund’s investments.

The Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements.The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

Various inputs are used in determining the value of the fund’s investments relating to FAS 157.

These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of June 30, 2008 in valuing the fund’s investments carried at fair value:

Investments in
Valuation Inputs	Securities ($)

Level 1—Quoted Prices	0
Level 2—Other Significant Observable Inputs	5,646,076,661
Level 3—Significant Unobservable Inputs	0
Total	5,646,076,661

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The fund has arrangements with the custodian and cash management banks whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

In March 2008, the FASB released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

During the current year, the fund adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. The adoption of FIN 48 had no impact on the operations of the fund for the period ended June 30, 2008.

As of and during the period ended June 30, 2008, the fund did not have any liabilities for any unrecognized tax benefits.The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended December 31, 2007, remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $46,492 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to December 31, 2007. If not applied, $8,516 of the carryover expires in fiscal 2009, $24,768 expires in fiscal 2010, $7,910 expires in fiscal 2011, $191 expires in fiscal 2012 and $5,107 expires in fiscal 2013.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2007 was all ordinary income. The tax character of current year distributions will be determined at the end of the current year.

At June 30, 2008, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is based on the value of the fund’s aver-

age daily net assets and is computed at the following annual rates: .50% of the first $1.5 billion; .48% of the next $500 million; .47% of the next $500 million; and .45% over $2.5 billion.The fee is payable monthly.The agreement provides that in any full fiscal year the aggregate expenses, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed 1% of the value of the funds average net assets, the Manager will refund to the fund, or bear, the excess over 1%. The Manager has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund’s Class 1 shares, until December 31, 2008, so that annual fund operating expenses for Class 1 shares, exclusive of certain expenses as described above, do not exceed .70%. The Manager has undertaken to waive its fees and or assume the expenses of the fund’s Class 2 shares, so that the expenses for Class 2 shares, exclusive of certain expenses as described above, does not exceed .55%. The Manager may terminate this undertaking upon at least 90 days, prior notice to investors.The waiver of fees, pursuant to the undertakings, amounted to $5,642 during the period ended June 30, 2008.

(b) Under the Shareholder Services Plan, Class 1 and Class 2 shares reimburses the Distributor an amount not to exceed an annual rate of .25% of the value of the fund’s average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended June 30, 2008, Class 1 shares were charged $814,386 and Class 2 shares were charged $677,137 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended June 30, 2008, the fund was charged $739,160 pursuant to the transfer agency agreement.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund compensates The Bank of New York, a subsidiary of BNY Mellon and a Dreyfus affiliate, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended June 30, 2008, the fund was charged $60,898 pursuant to the cash management agreement.

The fund compensates The Bank of New York under a custody agreement for providing custodial services for the fund. During the period ended June 30, 2008, the fund was charged $78,199 pursuant to the custody agreement.

During the period ended June 30, 2008, the fund was charged $2,820 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $2,198,049, shareholder service fees of $4,000, custodian fees $98,670, chief compliance officer fees $2,820 and transfer agency per account fees $234,898.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Subsequent Event:

Effective July 1, 2008, BNY Mellon has reorganized and consolidated a number of its banking and trust company subsidiaries. As a result of the reorganization, any services previously provided to the fund by Mellon Bank, N.A. or Mellon Trust of New England, N.A. are now provided by The Bank of New York, which has changed its name to The Bank of New York Mellon.

NOTES

For More Information

Dreyfus Liquid Assets, Inc.
200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
One Wall Street
New York, NY 10286

Transfer Agent & Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbol: DLAXX

Telephone 1-800-645-6561

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund's complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2008, is available on the SEC's website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2008 MBSC Securities Corporation

0039SA0608

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Investments.
(a)	Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and

2

independent business judgment and would act in the interests of the Registrant and its shareholders. Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

3

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Liquid Assets, Inc.

By:	/s/ J. David Officer
J. David Officer,
President

Date:	August 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer,
Treasurer

Date:	August 25, 2008

By:	/s/ James Windels
James Windels,
Treasurer

Date:	August 25, 2008

4

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)

5